Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016		$ 61	$ 23,508,930	$ (27,728,350)	$ (4,219,359)
Balance, shares at Dec. 31, 2016		6,123,481
Exchange of accrued interest for common stock			1,973		1,973
Exchange of accrued interest for common stock, shares		197
Stock-based compensation: Amortization of stock options			801,624		801,624
Stock-based compensation: Common stock issued to consultants			76,780		76,780
Stock-based compensation: Common stock issued to consultants, shares		10,000
Net loss				(7,791,469)	(7,791,469)
Balance at Dec. 31, 2017		$ 61	24,389,307	(35,519,819)	(11,130,451)
Balance, shares at Dec. 31, 2017		6,133,678
Common stock issued in initial public offering	[1]	$ 17	6,082,427		6,082,444
Common stock issued in initial public offering, shares	[1]	1,725,000
Derivative liabilities reclassified to equity			3,594,002		3,594,002
Redeemable convertible preferred stock converted to common stock		$ 18	5,170,737		5,170,755
Redeemable convertible preferred stock converted to common stock, shares		1,743,231
Common stock issued in connection with May Bridge Notes		$ 1	228,965		228,966
Common stock issued in connection with May Bridge Notes, shares		55,000
Common stock issued in satisfaction of Advisory Board fees payable			90,000		90,000
Common stock issued in satisfaction of Advisory Board fees payable, shares		30,000
Common stock issued upon conversion of convertible debt and interest		$ 17	8,252,669		8,252,686
Common stock issued upon conversion of convertible debt and interest, shares		1,650,537
Common stock issued upon conversion of related party convertible debt and interest		$ 1	517,741		517,742
Common stock issued upon conversion of related party convertible debt and interest, shares		120,405
Common stock issued upon exchange of related party notes payable and interest			150,553		150,553
Common stock issued upon exchange of related party notes payable and interest, shares		35,012
Common stock issued in satisfaction of deferred salary			200,000		200,000
Common stock issued in satisfaction of deferred salary, shares		44,444
Stock-based compensation: Amortization of stock options			864,625		864,625
Stock-based compensation: Common stock issued to consultants		$ 2	878,828		878,830
Stock-based compensation: Common stock issued to consultants, shares		185,340
Stock-based compensation: Warrants granted to consultants			179,000		179,000
Net loss				(13,042,709)	(13,042,709)
Balance at Dec. 31, 2018		$ 117	$ 50,598,854	$ (48,562,528)	$ 2,036,443
Balance, shares at Dec. 31, 2018		11,722,647

[1]	net of offering costs of $2,542,555